Property and equipment - Summary of Property, Equipment and Depreciation is allocated (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Beginning balance	$ 648,704
Ending balance	1,270,838	$ 648,704
Impairment	62,290
Cost
Property and equipment
Beginning balance	980,638	659,321
Additions	817,586	319,471
Acquisition through business combination	586,452	1,846
Assets classified as held for sale	(130,537)
Ending balance	2,254,139	980,638	$ 659,321
Accumulated depreciation and impairment
Property and equipment
Beginning balance	(331,934)	(149,532)
Assets classified as held for sale	15,227
Ending balance	(983,301)	(331,934)	(149,532)
Charge for the year	604,304	182,402	123,603
Impairment	62,290
Furniture, fittings and equipment
Property and equipment
Beginning balance	483,547
Ending balance	521,088	483,547
Furniture, fittings and equipment | Cost
Property and equipment
Beginning balance	771,931	504,158
Additions	169,278	265,927
Acquisition through business combination	586,452	1,846
Assets classified as held for sale	(111,691)
Ending balance	1,415,970	771,931	504,158
Furniture, fittings and equipment | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(288,384)	(124,717)
Assets classified as held for sale	13,029
Ending balance	(894,882)	(288,384)	(124,717)
Charge for the year	558,934	163,667
Impairment	60,593
Leasehold improvements
Property and equipment
Beginning balance	165,157
Ending balance	749,750	165,157
Leasehold improvements | Cost
Property and equipment
Beginning balance	208,707	155,163
Additions	648,308	53,544
Assets classified as held for sale	(18,846)
Ending balance	838,169	208,707	155,163
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment
Beginning balance	(43,550)	(24,815)
Assets classified as held for sale	2,198
Ending balance	(88,419)	(43,550)	$ (24,815)
Charge for the year	45,370	$ 18,735
Impairment	$ 1,697